11. Long-Term Debt (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commercial and Residential Mortgage Loan [Member]
Mortgage loans	$ 151,033
Federal Home Loan Bank Advances [Member]
Available-for-sale securities pledged as collateral	$ 3,620